LOANS (Schedule of Restructured Loans) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014 contracts	Dec. 31, 2013 contracts
Financing Receivable, Modifications [Line Items]
Number of contracts	48	35
Pre-Modification Outstanding Recorded Investment	$ 7,438	$ 5,376
Post-Modification Outstanding Recorded Investment	6,276	4,810
Commercial, Financial and Agricultural [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	5	3
Pre-Modification Outstanding Recorded Investment	303	174
Post-Modification Outstanding Recorded Investment	190	134
Real Estate - Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	7	6
Pre-Modification Outstanding Recorded Investment	1,393	1,080
Post-Modification Outstanding Recorded Investment	1,172	923
Real Estate - Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	20	15
Pre-Modification Outstanding Recorded Investment	5,601	4,031
Post-Modification Outstanding Recorded Investment	4,835	3,682
Installment Loans to Individuals [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	16	11
Pre-Modification Outstanding Recorded Investment	141	91
Post-Modification Outstanding Recorded Investment	79	71
All Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	0	0
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment